Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Selected Quarterly Financial Data
Selected quarterly financial data
The following table sets forth selected quarterly financial data of the Company:

(unaudited)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013
Net sales	$1,179,213	$1,226,256	$1,227,749	$1,214,874
Gross profit	205,716	222,564	224,037	221,187
Restructuring/Asset impairment charges	(4,289)	(8,678)	(5,818)	(6,253)
Net income attributable to Sonoco	48,139	54,988	61,240	54,746
Per common share:
Net income attributable to Sonoco:
- basic	$0.47	$0.54	$0.60	$0.53
- diluted	0.47	0.53	0.59	0.53
Cash dividends
- common	0.30	0.31	0.31	0.31
Market price
- high	35.05	35.93	39.80	41.82
- low	29.75	32.03	34.65	37.85
2012
Net sales	$1,212,370	$1,202,359	$1,195,530	$1,175,870
Gross profit	216,861	216,542	206,229	204,000
Restructuring/Asset impairment charges	(15,212)	(9,396)	444	(8,694)
Net income attributable to Sonoco	43,068	51,323	58,836	42,783
Per common share:
Net income attributable to Sonoco:
- basic	$0.42	$0.50	$0.58	$0.42
- diluted	0.42	0.50	0.57	0.42
Cash dividends
- common	0.29	0.30	0.30	0.30
Market price
- high	34.83	33.91	31.67	32.51
- low	31.02	29.57	28.61	29.00